Related party disclosures - Compensation of Directors and Other Members (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) individual	Dec. 31, 2024 CAD ($) individual
Disclosure Of Related Party Disclosures [Line Items]
Short-term benefits	$ 5,891	$ 4,326
Equity based compensation	7,639	6,372
Total compensation	$ 13,530	$ 10,698
Key management personnel
Disclosure Of Related Party Disclosures [Line Items]
Number of individuals included in the above amounts | individual	15	14